Note 9 - Financial Income and Expenses	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]

Note 9. Financial income and expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Financial income:
Interest income, bank	$31	$30	$57	$59
Interest income, other	—	—	—	50
Foreign exchange gains	60	208	207	208
Change in fair value of derivative liability	56	308	141	2,722
Total financial income	147	546	405	3,039
Financial expenses:
Interest expenses	(125)	(202)	(252)	(391)
Interest expenses, lease liabilities	(36)	(39)	(72)	(75)
Change in fair value of derivative liability	(-)	(654)	(-)	(724)
Foreign exchange losses	(73)	(337)	(195)	(439)
Total financial expenses	(234)	(1,232)	(519)	(1,629)
Net financial items	$(87)	$(686)	$(114)	$1,410